UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22857

Grosvenor Registered Multi-Strategy Fund (W), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (W), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2014

Grosvenor Registered Multi-Strategy Fund (W), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2014

The W Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The W Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The W Fund has adopted Proxy Voting Policies and Procedures under which the W Fund votes proxies relating to securities held by the W Fund. In addition, the W Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the W Fund’s Proxy Voting Policies and Procedures and the W Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Fund (W), LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2014

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$3,433,166
Cash and cash equivalents	191,175
Due from Adviser (See Note 2b)	50,428

Total assets	3,674,769

LIABILITIES

Professional fees payable	54,155
Administration fee payable	2,234
Management fee payable	814
Other liabilities	38

Total liabilities	57,241

NET ASSETS	$3,617,528

MEMBERS’ CAPITAL

Represented by:
Paid-in Capital	$3,598,522
Accumulated net investment loss	(18,331)
Accumulated undistributed net realized gains	38,311
Accumulated net unrealized depreciation on investments	(974)

MEMBERS’ CAPITAL	$3,617,528

Net asset value per Share (Shares outstanding of 3,464.87)	$1,044.06

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.
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Grosvenor Registered Multi-Strategy Fund (W), LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2014

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Expenses	$(10,922)

Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(10,922)

FUND EXPENSES
Registration fees	40,209
Amortization of pre-paid expenses	24,075
Professional fees	23,775
Administration fee	5,444
Administrator allocable expenses	2,831
Management fee	849
Other expenses	3,798

Total Fund expenses	100,981

Net investment loss before expense limitation reimbursement	(111,903)

Expense limitation reimbursement	96,653

Net investment loss	(15,250)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain from investments	35,740
Current income tax benefit	277

Net realized gain, net of taxes	36,017

Net change in accumulated unrealized depreciation on investments	(6,049)
Deferred income tax benefit	358

Net change in unrealized depreciation, net of taxes	(5,691)

Net realized and unrealized gain on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	30,326

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$15,076

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.
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Grosvenor Registered Multi-Strategy Fund (W), LLC

Statements of Changes in Members’ Capital

Members’ Capital, September 1, 2013 [1]	$–

Members’ subscriptions	350,000

Members’ distributions	(3,192)

Members’ distributions reinvested	3,192

Net increase in Members’ Capital resulting from capital transactions	350,000

Net investment loss	(605)

Net realized gain, net of taxes	3,585

Net change in unrealized appreciation, net of taxes	4,017

Net increase in Members’ Capital resulting from operations	6,997

Members’ Capital, March 31, 2014	356,997

Members’ subscriptions	3,245,455

Net increase in Members’ Capital resulting from capital transactions	3,245,455

Net investment loss	(15,250)

Net realized gain, net of taxes	36,017

Net change in unrealized depreciation, net of taxes	(5,691)

Net increase in Members’ Capital resulting from operations	15,076

Members’ Capital, September 30, 2014 (unaudited)	$3,617,528

Accumulated net investment loss	$(18,331)

[1]	Commencement of operations; amounts presented reflect activity prior to September 1, 2013, related to the initial seeding of the W Fund.

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.
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Grosvenor Registered Multi-Strategy Fund (W), LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$15,076
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized depreciation on investments in Investment Funds allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	5,691
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	10,922
Net realized gain allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(36,017)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(1,609,721)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	90,000
(Increase)/Decrease in operating assets:
Due from Adviser	49,479
Prepaid registration fees	24,075
Increase/(Decrease) in operating liabilities:
Professional fees payable	(6,895)
Administration fee payable	(1,181)
Management fee payable	741
Other liabilities	(7,155)

Net cash used in operating activities	(1,464,985)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	1,642,721

Net cash provided by financing activities	1,642,721

Net increase in cash and cash equivalents	177,736

Cash and cash equivalents at beginning of period	13,439

Cash and cash equivalents at end of period	$191,175

SUPPLEMENTAL DISCLOSURE OF NON CASH INFORMATION

In kind purchases of Grosvenor Registered Multi-Strategy Master Fund, LLC	$1,512,734

In kind subscriptions transferred from Grosvenor Registered Multi-Strategy Fund (TI 1), LLC	$1,512,734

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.
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Grosvenor Registered Multi-Strategy Fund (W), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

	Period Ended September 30, 2014 (unaudited)*	September 1, 2013 [1] (commencement of operations) through Period Ended March 31, 2014*
Per Share operating performance:

Net asset value per Share, beginning of period	$1,031.28	$1,000.00

Income/ (loss) from investment operations:

Net investment loss**	(8.91)	(2.38)

Net realized and unrealized gain from investment operations	21.69	65.58

Total income from investment operations	12.78	63.20

Distributions to Members	0.00	(31.92)

Net asset value per Share, end of period	$1,044.06	$1,031.28

Ratios to average Members’ Capital:(a)

Net investment loss - net of expense limitation reimbursement(b)	(1.81%)(c)	(1.79%)(c)

Expenses - gross of expense limitation reimbursement(d)	14.72%	143.13%

Expenses - net of expense limitation reimbursement(d)	1.81%	1.79%

Total return(e)	1.24%	6.35%

Members’ Capital, end of period ($000)	$3,618	$357

*	The ratios for this period have been annualized. All non-recurring expenses, including those related to the initial organization of the W Fund have not been annualized.

**	Based on Shares outstanding at the end of each month.

(a)	Average Members’ Capital is determined by using the net assets at the end of each month during the period.

(b)	The ratio reflects the income and expenses including the W Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)	Expenses include W Fund’s proportional share of interest and facility fees related to Grosvenor Registered Multi-Strategy Master Fund, LLC’s line of credit.

(d)	The ratio reflects the expenses including the W Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(e)

Total return is not annualized. Total Return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

[1]	Commencement of operations; amounts presented reflect activity prior to September 1, 2013, related to the initial seeding of the W Fund.

The accompanying notes and attached unaudited consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.
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Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (unaudited)

September 30, 2014

1.	Organization

Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The W Fund commenced operations on September 1, 2013 and has many of the features of a private investment fund, however, the W Fund (i) has registered under the 1940 Act to be able to offer shares of limited liability company interests (“Shares”) without limiting the number of investors that can participate in its investment program; and (ii), effective August 16, 2013, has registered the Shares under the Securities Act of 1933, as amended (the “Securities Act”) for public offer. Each prospective investor is required to represent that it meets the investor eligibility requirements set forth in the W Fund’s prospectus.

The W Fund has made the election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”) as opposed to a partnership issuing a Schedule K-1.

The W Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the W Fund invests substantially all of its assets in the Master Fund, a Delaware limited liability company, which, like the W Fund, is registered under the 1940 Act. The Master Fund has the same investment objectives and substantially the same investment policies as those of the W Fund. This form of investment structure is commonly known as a “master/feeder fund” arrangement. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the W Fund or the Master Fund will be achieved.

The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are attached to this report and should be read in conjunction with the W Fund’s financial statements. As of September 30, 2014, the W Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 0.68%.

Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the W Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is

6

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

1.	Organization (continued)

responsible for the day-to-day operations of both the Master Fund and the W Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the W Fund pursuant to a management agreement with the W Fund. Under the management agreement, the Adviser also is responsible for the investment of the cash reserves of the W Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund, whose members also comprise the W Fund’s Board of Directors (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the W Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the W Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the W Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.

Grosvenor Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the W Fund. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

Shares of the W Fund purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the W Fund in the offering, and other persons who acquire Shares, will become members of the W Fund (the “Members”). The W Fund may, from time to time, offer to repurchase Shares from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the W Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the W Fund offer to repurchase Shares from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Shares under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

The Bank of New York Mellon provides custodial services for the W Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the W Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services.

As of the last day of each calendar month, the W Fund allocates net profits or losses for that month to all Members based on the W Fund’s NAV per Share and each Member’s respective number of Shares owned.

7

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

2.	Summary of Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the W Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

b. Expenses

The W Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and the general operating expenses of the Investment Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the W Fund’s and the Master Fund’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the W Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the W Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the W Fund; and other types of expenses approved by the W Fund’s or the Master Fund’s Board of Directors. Pre-paid registration and filing fees are amortized during the first 12 months of the W Fund’s operations. The expenses of the Investment Funds are not included in expenses in the W Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.

The ordinary operating expenses of the W Fund (inclusive of the advisory fee, management fee and the W Fund’s share of the Master Fund ordinary operating expenses, but exclusive of all fees, expenses and incentive allocations of the underlying Investment Funds and taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the W Fund or the Master Fund) are subject to an expense limitation agreement between Grosvenor and the W Fund, capping such expenses at 1.75% of the average monthly net assets of the W Fund. The Expense Limitation Agreement will remain in effect until March 31, 2015 and will terminate unless renewed by the Adviser.

8

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

2.	Summary of Significant Accounting Policies (continued)

b. Expenses (continued)

The amounts related to the Expense Limitation are as follows:

Components of Due from/(to) Adviser:

	Six Months Ended September 30, 2014	For the Period September 1, 2013 (commencement of operations) through March 31, 2014
Expenses Incurred in Excess of the Expense Limitation	$96,653	$164,907
Expenses Recouped by Adviser	–	–
Net Reimbursement from/(to) Adviser	(146,132)	(65,000)
Amount Due from/(to) Adviser at Prior Period End	99,907	–

Amount Due from/(to) Adviser at Period End	$50,428	$99,907

Amounts Available for Recoupment by the Adviser:

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Expenses Incurred in Excess of the Expense Limitation	$96,653	$164,907
Amount recouped by the Adviser	–	–
Expiration of amounts available for Recoupment	–	–

Amount Available for Recoupment	$96,653	$164,907

Expiration	N/A	March 31, 2017

Reimbursement of expenses carried forward is dependent on future levels of Members’ Capital and expenses of the W Fund and the Master Fund.

9

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

2.	Summary of Significant Accounting Policies (continued)

c. Income Taxes

RIC Qualification

The W Fund intends to qualify as a RIC and to distribute substantially all of its taxable earnings to its shareholders. Such distributions of net investment income and capital gains, if any, must be made at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

As provided in the Internal Revenue Code (the “Code”) applicable to a RIC, in any fiscal year in which the W Fund so qualifies and distributes at least 90% of its taxable income, the W Fund, but not the shareholders, will be relieved of federal income tax on the income distributed. In addition, in order to avoid imposition of the excise tax applicable to a RIC, it is also the W Fund’s intention to declare and pay as dividends in each calendar year at least 98% of taxable ordinary income earned during the calendar year and 98.2% of its net realized capital gains earned during the tax period ending October 31 plus undistributed amounts from prior years. Therefore, no provision for federal or state income taxes on income (other than the indirect impact of the provision recorded by the Sub-Fund, which is consolidated in the Master Fund’s consolidated financial statements) is reflected in the W Fund’s financial statements.

Qualification as a RIC further requires that the W Fund meet certain asset diversification requirements and gross income tests. Should the W Fund fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates. With respect to the W Fund’s investments in Investment Funds that are passive foreign investment companies (“PFICs”), the W Fund intends to make elections to include its allocable share of the income of such PFICs currently in its calculation of ordinary income and capital gains for the year, when the required information is available, or elections to currently include the appreciation in the value of such PFICs as ordinary income.

The W Fund has maintained a tax year end of October 31 since its inception. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2013.

10

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

2.	Summary of Significant Accounting Policies (continued)

c. Income Taxes (continued)

Tax Cost Basis

As of September 30, 2014, the W Fund’s allocable share of the cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund owned by the Master Fund, as determined considering tax adjustments as of October 31, 2013, were as follows:

	Investment Funds	Sub-Fund
Tax Basis of Investments	$2,883,605	$55,032

Gross Unrealized Appreciation	392,664	860
Gross Unrealized Depreciation	(19,631)	–

Net Unrealized Appreciation /(Depreciation)	$373,033	$860

The cost of investments in Investment Funds shown above is attributable to investments held directly by the Master Fund and excludes the cost of the Master Fund’s investment in the Sub-Fund. The W Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund. The aggregate cost of Investment Funds takes into consideration tax elections made as of October 31, 2013 on PFICs. For tax purposes, the cost of the Sub-Fund takes into consideration the tax cost of underlying investments contributed on January 1, 2013, in addition to tax dividend treatment of redemptions subsequent to such contribution date.

Distributions of Income

The W Fund presents the components of its net assets on the Statement of Assets, Liabilities and Members’ Capital adjusted for the permanent tax differences through October 31, 2013 plus the book earnings of the W Fund from November 1, 2013 to September 30, 2014. The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income from PFICs and adjustments between financial and tax reporting related to the Sub-Fund. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAV of the W Fund. Permanent differences, primarily due to: (i) the sales of PFIC investments; and (ii) differences between financial and tax reporting related to Sub-Fund, resulted in reclassifications among the W Fund components of net assets as of October 31, 2013 as follows:

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Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

2.	Summary of Significant Accounting Policies (continued)

c. Income Taxes (continued)

Paid-in Capital	Accumulated Net Investment Loss	Accumulated Undistributed Net Realized Gains

$(126)	$340	$(214)

The tax basis of distributable earnings for the fiscal tax year ended October 31, 2013 shown below represent distribution requirements met by the W Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements and losses the W Fund may be able to offset against gains realized in future years. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character. The capital loss carryforwards will reduce the W Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the W Fund of any liability for federal tax.

Undistributed Ordinary Income	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward

$ 3,192	$27	$(36)

There have been no distributions paid during the six months ended September 30, 2014.

Uncertain Tax Positions

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the W Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the W Fund is required to analyze tax positions expected to be taken in the W Fund’s tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.

12

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

c. Income Taxes (continued)

For all open tax years and all major tax jurisdictions, management of the W Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then), which currently covers the inception-to-date period for the W Fund. Furthermore, management of the W Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The W Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The W Fund did not have any interest or penalties associated with the underpayment of any income taxes as of September 30, 2014. The W Fund has reviewed all major jurisdictions and concluded that there is no impact on the W Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

d. Other

Cash and cash equivalents consist of amounts maintained in a The Bank of New York Mellon interest-bearing account. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2014, the W Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

The W Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the W Fund records its own income and expenses on the accrual basis.

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2014, would be reflected as repurchase of Members’ Shares payable at September 30, 2014.

The W Fund pays a monthly fee to the custodian and the administrator based primarily on a fixed fee, and the investor count.

13

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

3.	Portfolio Valuation

The W Fund records its investment in the Master Fund at fair value, which represents the W Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the W Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements attached to this report.

4.	Management Fee

Pursuant to a management agreement between the W Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.1% of the Members’ ending monthly capital of the W Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month. The portion of the Management Fee attributable to a Member’s capital account is specifically allocated to such Member.

5.	Related Party Transactions and Other

The Board is made up of six Board members, five of which are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Consolidated Statement of Operations. Non Cash activity as shown in the Statement of Cash Flows represents exchange of Members’ shares between the TI 1 Fund and W Fund.

6.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the W Fund is a closed-end investment company, Shares are not redeemable at the option of Members and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the W Fund to offer from time to time to repurchase Shares at the Members’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the W Fund, the aggregate repurchase amount will

14

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

6.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)

be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund and the W Fund may not be able to fund significant repurchases. Members whose Shares are accepted for repurchase also bear the risk that the W Fund’s members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the W Fund, and the W Fund may not be able to liquidate quickly some of its investments in the Master Fund in order to meet liquidity requirements or respond to market events.

7. Guarantees

Under the W Fund’s organizational documents, its Independent Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the W Fund. In addition, in the normal course of business, the W Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The W Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the W Fund that have not yet occurred. However, based on experience, the W Fund expects the risk of loss due to these warranties and indemnities to be remote.

8. Share Capital

Shares are offered monthly at the net asset value of the W Fund, which will vary. For the period April 1, 2014 through September 30, 2014, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Redeemed	Shares Outstanding	NAV Per Share
346.17	3,118.70	–	3,464.87	$1,044.06

15

Grosvenor Registered Multi-Strategy Fund (W), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2014

9.	Subsequent Events

The W Fund has evaluated all subsequent events through the date that the financial statements were issued and noted the following:

On September 26, 2014, the W Fund announced a tender offer to repurchase up to $3,000,000 of outstanding Shares from Members. The net asset value of the Shares will be calculated for this purpose on December 31, 2014. The tender offer expired October 27, 2014.

Subsequent to September 30, 2014, the W Fund received additional capital subscriptions from Members in the amount of $305,279.

16

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2014

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2014

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2014

ASSETS

Investments in Investment Funds, at fair value (cost $436,027,893)	$486,670,530
Cash and cash equivalents	4,407,190
Redemptions receivable from investments in Investment Funds	35,575,264
Investments in Investment Funds paid in advance	11,003,959
Current income tax benefit	139,813
Prepaid insurance	134,658

Total assets	537,931,414

LIABILITIES

Repurchase of Members’ interests payable	32,745,406
Members’ subscriptions received in advance	1,400,000
Advisory fee payable	1,327,190
Deferred income tax liability	603,257
Professional fees payable	179,610
Administration fee payable	64,689
Facility fees payable	32,147
Other liabilities	35,004

Total liabilities	36,387,303

NET ASSETS	$501,544,111

Net Capital*	$450,720,626
Net accumulated unrealized appreciation on investments in Investment Funds	50,823,485

MEMBERS’ CAPITAL	$501,544,111

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2014

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members’	of Investment	Redemption
Investment Funds*	Date	Cost	Value**	Capital	Fund***	Date****	Liquidity*****

Distressed
Anchorage Capital Partners, L.P. (a)	8/1/2006	$50,552	$4,483	0.00%	0.00%	N/A	(1)
Blue Mountain Credit Ltd.	1/1/2013	14,328,169	15,660,363	3.12%	0.23%	N/A	Quarterly
Fortress Value Recovery Fund, LLC	1/1/2006	2,853,821	418,098	0.08%	0.37%	N/A	(2)
Harbinger Capital Partners Sp. Situations Fund, L.P. (a)	7/1/2007	5,317,602	994,128	0.20%	1.12%	N/A	(2)
Highland Crusader Fund, L.P.	8/1/2005	758,259	1,131,596	0.23%	1.38%	N/A	(2)
King Street Capital, L.P. (a)	1/1/2003	548,571	1,005,792	0.20%	0.01%	N/A	(1)
King Street Ltd. (a)	1/1/2013	57,779	64,930	0.01%	0.00%	N/A	(1)
Redwood Domestic Fund, L.P. (a)	1/1/2003	85,640	210,990	0.04%	0.01%	N/A	(1)
Redwood Offshore Fund Ltd. (a)	1/1/2013	2,566,391	3,186,840	0.63%	0.10%	N/A	Bi-annually
Silver Point Capital Fund, L.P. (a)	1/1/2003	351,238	781,501	0.16%	0.02%	N/A	(1)
Silver Point Capital Offshore Fund Ltd.	7/1/2012	14,755,241	18,491,674	3.69%	0.37%	N/A	Annually

Total Distressed		41,673,263	41,950,395	8.36%

Event Driven
EJF Debt Opportunities Offshore Fund, Ltd.	5/1/2014	22,100,000	22,124,096	4.41%	0.87%	N/A	Quarterly
Elliott International Ltd.	1/1/2013	25,242,332	29,993,540	5.98%	0.18%	1/1/2015	Quarterly
Magnetar Capital, L.P. (a)	7/1/2007	417,597	744,207	0.15%	1.24%	N/A	(1)
Perry International Inc.	1/1/2013	18,069,447	20,411,108	4.07%	0.30%	N/A	Quarterly
Perry Partners, L.P. (a)	1/1/2003	1,214	6,863	0.00%	0.00%	N/A	(1)
Seneca Capital SLV, L.P.	1/1/2013	38,779	37,758	0.01%	1.89%	N/A	(3)
York European Opportunities Unit Trust	7/1/2014	15,300,000	15,044,505	3.00%	0.69%	N/A	Quarterly

Total Event Driven		81,169,369	88,362,077	17.62%

Long and/or Short Equity
Black Bear Fund I, L.P.	1/1/2003	67,788	231,251	0.04%	0.88%	N/A	(3)
Brookside Capital Partners Fund, L.P. (a)	10/1/2009	88,491	67,215	0.01%	0.00%	N/A	(1)
Citadel Global Equities Fund Ltd.	10/1/2012	4,231,507	5,717,215	1.14%	0.22%	N/A	Monthly
Discovery Global Opp Offshore Fund Ltd.	2/1/2013	16,701,975	17,900,964	3.57%	0.20%	N/A	Quarterly

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2014

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members’	of Investment	Redemption
Investment Funds* (continued)	Date	Cost	Value**	Capital	Fund***	Date****	Liquidity*****

Long and/or Short Equity (continued)
Egerton Long-Short Fund (USD) Ltd.	10/1/2011	$10,896,770	$16,403,578	3.27%	0.77%	N/A	Monthly
Greenlight Qualified Ltd.	1/1/2013	7,407,615	8,984,508	1.79%	0.94%	N/A	Annually
Impala Fund Ltd.	1/1/2013	16,452,494	18,999,300	3.79%	2.07%	N/A	Quarterly
Montrica Global Opportunities Fund, L.P. (a)	8/1/2007	143,781	24,109	0.00%	0.73%	N/A	(1)
Passport Global Strategies III, Ltd.	1/1/2010	479,302	32,926	0.01%	0.26%	N/A	(3)
SEG Partners Offshore, Ltd.	3/1/2013	20,600,000	23,623,590	4.71%	2.43%	N/A	Quarterly
Tremblant Ltd.	1/1/2013	20,060,932	22,000,692	4.39%	3.36%	N/A	Quarterly
Viking Global Equities III Ltd.	1/1/2013	5,607,373	7,607,042	1.52%	0.06%	N/A	Monthly

Total Long and/or Short Equity		102,738,028	121,592,390	24.24%

Macro/Commodities
Astenbeck Offshore Commodities Fund II Ltd.	2/1/2013	12,900,000	12,621,343	2.52%	1.36%	N/A	Monthly
CC+ Fund Ltd.	7/1/2014	6,500,000	6,057,157	1.21%	1.36%	N/A	Monthly
Discovery Global Macro Fund, Ltd.	1/1/2014	18,800,000	16,890,113	3.37%	0.42%	N/A	Quarterly
Element Capital Feeder Fund Ltd.	4/1/2012	17,843,674	22,214,431	4.43%	0.61%	N/A	Quarterly
Fortress Asia Macro Fund Ltd.	5/1/2013	11,963,820	12,213,930	2.43%	0.50%	N/A	Quarterly
Koppenberg Macro Commodity Fund, Ltd.	1/1/2014	12,100,000	13,414,933	2.67%	1.35%	N/A	Monthly

Total Macro/Commodities		80,107,494	83,411,907	16.63%

Multi-Arbitrage
Canyon Balanced Fund Ltd.	1/1/2013	14,034,941	18,201,193	3.63%	1.21%	N/A	Quarterly
Canyon Value Realization Fund Ltd.	12/1/2013	15,800,000	16,532,480	3.30%	0.25%	N/A	Quarterly
Canyon Value Realization Fund, L.P. (a)	1/1/2003	98,799	201,152	0.04%	0.00%	N/A	(1)
Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013	30,254,234	34,313,791	6.84%	2.34%	N/A	Monthly
Citadel Kensington Ltd.	3/1/2013	33,050,000	40,961,840	8.17%	0.61%	N/A	Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012	14,913,226	18,385,639	3.66%	0.84%	N/A	Quarterly
OZ Domestic Partners, L.P. (a)	1/1/2003	382,296	648,391	0.13%	0.06%	N/A	(1)
Prosiris Global Opportunities Ltd.	6/1/2014	20,550,000	20,896,518	4.17%	2.39%	N/A	Quarterly

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2014

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members’	of Investment	Redemption
Investment Funds* (continued)	Date	Cost	Value**	Capital	Fund***	Date****	Liquidity*****

Multi-Arbitrage (continued)
Stark Investments, L.P. (a)	1/1/2003	$940,839	$931,512	0.18%	0.54%	N/A	(2)
Stark Select Asset Fund LLC	1/1/2010	315,404	281,245	0.06%	0.67%	N/A	(3)

Total Multi-Arbitrage		130,339,739	151,353,761	30.18%

Total Investments in Investment Funds		$436,027,893	$486,670,530	97.03%

Other Assets, Less Liabilities			$14,873,581	2.97%

Members’ Capital			$501,544,111	100.00%

The Master Fund’s (as defined in the Organization note) investments in the Investment Funds shown above, representing 97.03% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.

The Master Fund’s investments on September 30, 2014 are summarized below based on the investment strategy of each specific Investment Fund.

% of Total Investments in

Investment Strategy	Investment Funds

Multi-Arbitrage	31.10%
Long and/or Short Equity	24.98
Event Driven	18.16
Macro/Commodities	17.14
Distressed	8.62

Total	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**	See definition in the Portfolio Valuation note.

***	Based on the most recently available information provided by each Investment Fund.

****	From original investment date (excludes side pockets).

*****	Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2014

N/A

Initial lock-up period that has expired prior to September 30, 2014, has a lock-up that expires prior to the next liquidity date, or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(1)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(2)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(3)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2014

EXPENSES
Advisory fee	$2,625,524
Professional fees	316,094
Administration fee	198,103
Board of Directors’ and Fund Officers’ compensation	136,956
Insurance fees	98,658
Interest expense	74,769
Facility fees	67,309
Other expenses	49,943

Total expenses	3,567,356

Net investment loss	(3,567,356)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments in Investment Funds	9,861,384
Current income tax benefit	139,813

Net realized gain, net of taxes	10,001,197

Net change in accumulated unrealized appreciation on investments in Investment Funds	1,909,571
Deferred income tax benefit	180,848

Net change in unrealized appreciation, net of taxes	2,090,419

Net realized and unrealized gain on investments	12,091,616

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$8,524,260

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2013	$514,852,001

Members’ subscriptions	34,736,230

Members’ interests repurchased	(84,801,142)

Net decrease in Members’ Capital resulting from capital transactions	(50,064,912)

Net investment loss	(7,229,993)

Net realized gain, net of taxes	16,959,602

Net change in unrealized appreciation, net of taxes	28,237,804

Net increase in Members’ Capital resulting from operations	37,967,413

Members’ Capital, March 31, 2014	502,754,502

Members’ subscriptions	30,052,019

Members’ interests repurchased	(39,786,670)

Net decrease in Members’ Capital resulting from capital transactions	(9,734,651)

Net investment loss	(3,567,356)

Net realized gain, net of taxes	10,001,197

Net change in unrealized appreciation, net of taxes	2,090,419

Net increase in Members’ Capital resulting from operations	8,524,260

Members’ Capital, September 30, 2014 (unaudited)	$501,544,111

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$8,524,260
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation	(1,909,571)
Net realized gain	(9,861,384)
Purchases of Investment Funds	(75,500,000)
Proceeds from Investment Funds	76,728,693
(Increase)/Decrease in operating assets:
Current income tax benefit	(139,813)
Prepaid insurance	(62,658)
Other assets	833
Increase/(Decrease) in operating liabilities:
Professional fees payable	(59,925)
Administration fee payable	(19,928)
Current income tax payable	(101,720)
Deferred income tax payable	(79,128)
Advisory fee payable	414,256
Facility fees payable	1,371
Other liabilities	(77,574)

Net cash used in operating activities	(2,142,288)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	27,149,285
Payments for Members’ interests repurchased	(49,798,619)
Proceeds from bank note	27,000,000
Payments on bank note	(27,000,000)

Net cash used in financing activities	(22,649,334)

Net decrease in cash and cash equivalents	(24,791,622)

Cash and cash equivalents at beginning of period	29,198,812

Cash and cash equivalents at end of period	$4,407,190

SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the year for interest	$74,769
Cash paid during the year for taxes	$13,325

NON CASH ACTIVITY

Members’ in-kind subscriptions	$1,512,734

Members’ in-kind interests repurchased	$1,512,734

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

	For the Six
	Months Ended
	September 30,
	2014*		Years Ended March 31,
	(unaudited)	2014	2013	2012	2011	2010**
Ratios to average Members’ Capital:(a)
Net investment loss - prior to incentive allocation, net of waiver: (b)	(1.38%)	(1.36%)	(1.37%)	(1.32%)	(1.18%)	(1.23%)
Incentive Allocation:	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	(0.08%)(c)

Net investment loss - net of incentive allocation, net of waivers: (b)	(1.38%)	(1.36%)	(1.37%)	(1.32%)	(1.18%)	(1.31%)

Expenses: (b)	1.38%	1.37%	1.37%	1.32%	1.20%	1.24%
Incentive allocation:	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.08%(c)

Total expenses and incentive allocation:	1.38%	1.37%	1.37%	1.32%	1.20%	1.32%

Total return - prior to incentive allocation: (e)	1.61%	7.44%	6.78%	(0.54%)	7.59%	17.71%
Incentive allocation:	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	(0.08%)(c)

Total return - net of incentive allocation: (e)	1.61%	7.44%	6.78%	(0.54%)	7.59%	17.63%

Portfolio turnover rate: (f)	15.47%	32.59%	86.35%(g)	21.75%	27.82%	20.41%

Members’ Capital, end of period ($000)	$501,544	$502,755	$514,852	$561,891	$534,491	$487,518

*	The ratios, excluding portfolio turnover rate and total return, for this period have been annualized.

**	The Master Fund reorganized into a “master/feeder” structure during this period.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.37% to 5.82% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Calculated based on the amount reallocable to the Special Members for the period indicated, had the measurement period for incentive allocation closed on the dates indicated (not annualized). Calculation period for 2010 period displayed began April 1, 2009 and ended December 31, 2009.

(d)	As of January 1, 2010, the Incentive Allocation was eliminated (see Note 7).

(e)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(f)	The ratio excludes in-kind transactions.

(g)	The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Master Fund commenced operations on January 1, 2003 and has many of the features of a private investment fund.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the Master Fund will be achieved.

On January 1, 2010, pursuant to member approval, the Master Fund was reorganized into a “master/feeder” investment structure (the “Reorganization”). Effective as of the close of business on that date, the Master Fund became a master fund, and members of the Master Fund contributed their interests to a new entity, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), in exchange for interests in the TI 1 Fund. The TI 1 Fund in turn invested substantially all of its assets into the Master Fund. The TI 1 Fund had no assets, liabilities, or operations prior to the Reorganization.

The TI 1 Fund, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) and Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”) are each a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and the W Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

On January 1, 2013, the Master Fund transferred certain investments in exchange for membership interests in the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”), a Delaware limited liability company, with the same investment adviser as the Master Fund. The aggregate cost basis and fair value of those investments that were transferred to the Sub-Fund were $43,445,078 and $44,583,297, respectively. No realized gain or loss was recognized by the Master Fund as a result of the transfer. The Sub-Fund then became a wholly owned subsidiary of the Master Fund.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

1. Organization (continued)

Effective January 1, 2013, the TI 1 and TI 2 Funds have made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”) as opposed to a partnership issuing a Schedule K-1. For tax and regulatory reasons related to such an election, the Master Fund has transitioned its investments previously held in underlying Investment Funds organized as domestic limited partnership vehicles, excluding those transferred to the aforementioned Sub-Fund, to Investment Funds organized as offshore corporations or similar vehicles.

Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.

BNY Mellon Investment Servicing Trust Company provides custodial services for the Master Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Master Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services.

As of September 30, 2014, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 73.69%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 25.62% and the W Fund’s ownership of the Master Fund’s Members’ Capital was 0.68%.

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies

a. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established to primarily hold and manage certain illiquid Investment Funds. As of September 30, 2014, the Master Fund owns 100% of the Sub-Fund. The Master Fund’s pro rata share of its investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

b. Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and general operating expenses of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; advisory fees; advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

d. Income Taxes

Tax Asset / Liability

On January 1, 2013, investments in Investment Funds with an aggregate value of $44,583,297 and an estimated tax cost of $44,182,226 were transferred from the Master Fund to the Sub-Fund in exchange for interests in the Sub-Fund. The Sub-Fund retained the tax cost of the investments so transferred. The $401,071 excess of fair value over tax cost of the Investment Funds transferred represented a contributed gain, which taken at applicable tax rates resulted in a deferred tax liability. The Master Fund’s basis in the Sub-Fund was limited to the value of the investments transferred. The Sub-Fund is wholly owned by the Master Fund and had no assets, liabilities or operations prior to January 1, 2013.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

The Sub-Fund does not intend to qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code, but will be taxed as a corporation. As a corporation, the Sub-Fund will be obligated to pay federal, state and local income tax on taxable income.

As part of the process of preparing its consolidated financial statements, the Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a deferred tax asset or liability. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. From time to time, as new information becomes available, the Sub-Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

The timing of realization of gains and losses by the Investment Funds could have a positive or adverse impact on the Sub-Fund’s income tax provision, and such impact could be material. The Sub-Fund’s policy is to estimate the deferred portion of net realized income for the current period based on operating expenses incurred directly and indirectly by the Sub-Fund, and to estimate the capital gains or losses attributable to known Investment Fund realizations made during the fiscal period that have not yet been recognized for tax purposes.

The net income tax provisions (expenses) for the Sub-Fund for the six months ended September 30, 2014 are as follows:

Current Provision
Federal	$106,830
State	32,983

Total Current Provision	139,813

Deferred Provision
Federal	138,185
State	42,663

Total Deferred Provision	180,848

Total Provision	$320,661

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2014 are as follows:

Deferred Income Tax Asset
Excess of tax basis over value	$2,827,231
Valuation allowance	-

Net deferred income tax asset	$2,827,231

Deferred Income Tax Liability
Excess of value over tax basis	$(3,430,488)

Due to the Sub-Fund’s net deferred income tax liability in the amount of $603,057 as of September 30, 2014, the Sub-Fund’s ability to offset future realized losses on full disposition of Investment Funds in an unrealized loss position for tax purposes as of September 30, 2014 against future realized gains on full disposition of other Investment Funds in an unrealized gain position for tax purposes as of September 30, 2014 reduces the likelihood that the aggregate deferred income tax asset will expire without being realized by the Sub-Fund. As such, no valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2014. To the extent that the Sub-Fund’s net deferred income tax liability approaches zero or becomes a net deferred income tax asset, the need to apply a valuation will be re-evaluated.

There were no deferred tax assets or liabilities of the Master Fund other than those from the Sub-Fund.

Total income tax expense/(benefit) differs from the amount computed by applying the federal statutory rate of 34% and a net state rate of 6.27% to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes for the six months ended September 30, 2014 as follows:

Components of Income Tax Benefit
Computed estimated federal income tax	$(245,015)
State income tax, estimated net of federal tax benefit	(75,646)

Total estimated income tax benefit	$(320,661)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

Tax Cost Basis

The tax cost of Investment Funds as of October 31, 2013, the Master Fund’s tax year end, takes into consideration Qualified Electing Fund elections previously made by the Master Fund. The aggregate cost of the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”) takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013 plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2014, the cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined considering tax adjustments as of October 31, 2013, were as follows:

	Investment Funds	Sub-Fund
Tax Basis of Investments	$423,092,921	$8,092,945

Gross Unrealized Appreciation	58,171,001	126,495
Gross Unrealized Depreciation	(2,886,882)	-

Net Unrealized Appreciation/(Depreciation)	$55,284,119	$126,495

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

Uncertain Tax Positions

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Master Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Master Fund is required to analyze tax positions expected to be taken in the Master Fund and Sub-Fund’s tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

For all open tax years and all major tax jurisdictions, management of the Master Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Open years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). For the Sub-Fund, its federal tax return dating back to its January 1, 2013 inception remains subject to examination by the Internal Revenue Service. Neither the Master Fund nor the Sub-Fund have any examinations in progress and management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Master Fund and Sub-Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Consolidated Statement of Operations. As of September 30, 2014, the Master Fund did not have a liability for any federal income taxes owed with respect to tax years ending on or before October 31, 2013. The Master Fund and Sub-Fund also did not have any interest or penalties associated with the underpayment of any income taxes as of September 30, 2014. The Master Fund and Sub-Fund have reviewed all major jurisdictions and concluded that there is no impact on the Master Fund’s or Sub-Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

e. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification.

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2014, are reflected as repurchase of Members’ Interests payable at September 30, 2014.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

f. Other (continued)

The Master Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members’ Capital.

Cash and cash equivalents consist of amounts maintained in a The Bank of New York Mellon interest-bearing account. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2014, the Master Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

3. Portfolio Valuation

The Net Asset Value (“NAV”) of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to the oversight by the Board.

The Master Fund Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Investment Funds as determined by Investment Fund’s general partner or investment manager. If no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Investment Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which represents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Investment Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

3. Portfolio Valuation (continued)

Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in Investment Funds in the Consolidated Statement of Operations is net of fees and performance-based compensation payable to the investment managers of the Investment Funds.

Some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2014, the Master Fund’s investments in side pockets and special liquidating vehicles represented 1.56% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Investment Funds as of September 30, 2014 are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

3. Portfolio Valuation (continued)

The Master Fund applies the authoritative guidance under GAAP for estimating the fair value of investments in the Investment Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in an Investment Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (e.g. observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Investment Fund, and the length of time until the investment will become redeemable, is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Investment Fund investment lots that have observable market inputs (e.g. published NAVs) and that the Master Fund has the ability to redeem from within twelve months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Master Fund’s investments in the Investment Funds that have unobservable inputs and/or from which the Master Fund does not have the ability to redeem within twelve months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these investments, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments. Although the Master Fund does not have the ability to redeem from the Investment Funds classified in Level 3 of the fair value hierarchy within twelve months of the measurement date, these Investment Funds may transact with other investors at the NAV of the investment (or its equivalent).

In accordance with these valuation policies, the Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine their judgment regarding: (i) their selection of Investment Funds for the Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress test analyses, forward-looking analyses, look-through exposure analyses and portfolio liquidity analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) a better alternative for investing the capital invested in such strategy; (ii) a change in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) a change in the investment or economic environment.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

3. Portfolio Valuation (continued)

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and stays in frequent communication with investment managers of Investment Funds to review the performance of the Investment Funds managed by such investment managers and to discuss such investment managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, investment managers of Investment Funds typically provide summary-level risk statistics with respect to the invested positions and risk profile of their Investment Funds. Included in these statistics is information related to the Investment Fund’s long, short, gross, and net position by strategy, leverage and geographic exposure. The information set provided by investment managers of Investment Funds varies depending upon their strategy focus and investment style. These summary-level risk statistics are augmented through on-going conversations with the investment managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

In certain circumstances, the Adviser may make adjustments to the reported NAV of an Investment Fund when it believes that the reported NAV is not representative of fair value. For any Investment Fund investments which the Master Fund will incur redemption or liquidation charges, the reported NAV is adjusted by the applicable redemption or liquidation charge when such charge becomes fixed and determinable. As of September 30, 2014, for approximately $1.1 million, or 10.28%, of investments in Investment Funds classified in Level 3 of the fair value hierarchy, the Adviser has adjusted the reported NAV by applying a 1.25% discount.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at September 30, 2014:

			Level 3	Total Fair Value
		Level 2	Significant	at
	Level 1	Significant	Unobservable	September 30,
Description	Quoted Prices	Observable Inputs	Inputs	2014

Investment Funds
Distressed	$–	$34,152,038	$7,798,357	$41,950,395
Event Driven	–	87,573,249	788,828	88,362,077
Long and/or Short Equity	–	121,236,889	355,501	121,592,390
Macro/Commodities	–	83,411,907	–	83,411,907
Multi-Arbitrage	–	149,291,461	2,062,300	151,353,761

Total Investment Funds	$–	$475,665,544	$11,004,986	$486,670,530

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

3. Portfolio Valuation (continued)

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the six months ended September 30, 2014.

The following table includes a roll-forward of the amounts for the six months ended September 30, 2014 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of March 31, 2014	Purchases	Sales	Transfer from Level 2	Transfer into Level 2*	Net realized gain / (loss)	Net change in unrealized appreciation / depreciation	Balance as of September 30, 2014

Distressed	$24,550,396	$–	$(17,121,486)	$–	$–	$2,949,853	$(2,580,406)	$7,798,357
Event Driven	1,267,261	–	(563,424)	–	–	147,464	(62,473)	788,828
Long and/or Short Equity	372,892	–	–	–	–	–	(17,391)	355,501
Multi-Arbitrage	3,159,064	8,600,000	(148,453)	–	(8,893,915)	55,472	(709,868)	2,062,300

Total	$29,349,613	$8,600,000	$(17,833,363)	$–	$(8,893,915)	$3,152,789	$(3,370,138)	$11,004,986

*

Transfers include investments in Investment Funds that were previously categorized as Level 3 investments, with a fair value of $8,893,915, which have been re-classified as Level 2 for the six months ended September 30, 2014. The transfers were the result of the Master Fund’s ability to redeem from the investments within twelve months of the balance sheet date.

Net change in unrealized depreciation for the six months ended September 30, 2014 for Level 3 investments held by the Master Fund as of September 30, 2014 was a decrease of $2,724,785 as shown in the table below:

Investments in	Net change in
Investment Funds	unrealized depreciation
Distressed	$(2,623,228)
Event Driven	(62,474)
Long and/or Short Equity	(17,391)
Multi-Arbitrage	(21,692)
Total	$(2,724,785)

The Master Fund follows authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

3. Portfolio Valuation (continued)

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, generally represents the fair value of the investments.

A listing of the investments held by the Master Fund and their attributes as of September 30, 2014, that may qualify for these valuations are shown in the table below.

Investment		Redemption		Redemption Restrictions
Category	Fair Value	Frequency	Notice Period	and Terms*
				0-2 years.
Distressed (a)	$41,950,395	Quarterly -	60 - 93 Days	Side pocket & liquidating
		Bi-annually		vehicle arrangements exist for
				11%** of the Investment Funds.

				0-1 year.
Event Driven (b)	$88,362,077	Quarterly	30 - 90 Days	Side pocket & liquidating
				vehicle arrangements exist for
				1%** of the Investment Funds.

				0-2 years.
Long and/or Short	$121,592,390	Monthly -	30 - 60 Days	Side pocket & liquidating
Equity (c)		Annually		vehicle arrangements exist for
				less than 1%** of the
				Investment Funds.

Macro/Commodities (d)	$83,411,907	Monthly -	30 - 90 Days	0-1 year.
		Quarterly

				0-2 years.
Multi-Arbitrage (e)	$151,353,761	Monthly -	45 - 93 Days	Side pocket & liquidating
		Quarterly		vehicle arrangements exist for
				1%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Investment Funds, would generally be the NAV as provided by the Investment Fund or its administrator. For each of the investment categories below, the fair value of the Investment Funds has been estimated based upon the NAV of the Investment Funds, subject to adjustments by the Adviser if deemed necessary.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

3. Portfolio Valuation (continued)

(a) Distressed Securities  This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

(b) Event Driven  This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

(c) Long and/or Short Equities  This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

(d) Macro/Commodities  This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

(e) Multi-Arbitrage  This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

As of September 30, 2014, the Master Fund had investments in 46 Investment Funds. The Master Fund, as an investor in these Investment Funds is charged management fees of up to 3% (per annum) of the NAV of its ownership interests in the Investment Funds, as well as incentive fees or allocations of up to 25% of net profits earned that are attributable to the Master Fund’s ownership interests in such Investment Funds. The Master Fund also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the six months ended September 30, 2014, ranged from approximately 0.37% to 10.02% of the Master Fund’s average invested capital in each Investment Fund. Incentive fees or allocations ranged from approximately 0% to 6.18% of the Master Fund’s average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Master Fund’s assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. The ranges were not audited by the Master Fund’s independent registered public accounting firm.

For the six months ended September 30, 2014, aggregate purchases and sales of the Investment Funds amounted to $84,696,041 and $76,617,302, respectively.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

4. Capital Commitments of the Master Fund to the Investment Funds

As of September 30, 2014, the Master Fund had no unfunded capital commitments to the Investment Funds.

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on August 18, 2015. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $28,000,000 of the net asset value of the Master Fund subject to a combined maximum amount of $300,000,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets and Liabilities, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2014, the Master Fund has no outstanding line of credit payable. During the six months ended September 30, 2014, the Master Fund had average outstanding borrowings of $2,789,560 with an average interest rate of 5.25%. Maximum borrowing during that period was $26,000,000 which was outstanding for 35 days.

6. Advisory Fee

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2014, the Advisory Fee was $2,625,524. The Adviser is also reimbursed by the Master Fund for out-of-pocket expenses incurred by the Adviser related to the Master Fund, up to an annual limit of $25,000.

7. Incentive Allocation

As part of the Reorganization, the incentive allocation was eliminated as of January 1, 2010. Prior to the Reorganization, an incentive allocation was calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor’s Interest (an “Incentive Period”). An Incentive Period for each Member’s Interest started immediately following the preceding Incentive Period and ended on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member’s Interest; (iii) the withdrawal of the Adviser or a subadviser (collectively the “Special Members”) in connection with such party ceasing to serve as Adviser or a subadviser to the Master Fund; or (iv) the dissolution of the Master Fund. The aggregate incentive allocation (to the Special Members)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

7. Incentive Allocation (continued)

for an Incentive Period equaled 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the advisory fee paid by the Master Fund) allocated to each Member’s capital account for such Incentive Period over (b) the greater of (i) the Member’s Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member’s Loss Carryforward as of the end of the prior Incentive Period.

A Member’s “Loss Carryforward” for the initial Incentive Period was zero and for each Incentive Period thereafter was equal to the Member’s Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period.

The “Hurdle Rate Amount” is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional subscriptions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period.

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member was treated as having two independent Interests in the Master Fund, one of which was being repurchased in its entirety. Allocations to the Member and subscriptions made by the Member during the Incentive Period prior to such repurchase, and the Member’s opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, were allocated between the two Interests in proportion to the portion of the Member’s Interest that was repurchased.

8. Related Party Transactions and Other

The Board is made up of six Board members, five of whom are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors and Fund Officers is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The Master Fund incurred $136,956 of Independent Directors’ and Fund Officers’ Compensation fees for the six months ended September 30, 2014, of which none was payable as of September 30, 2014. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Consolidated Statement of Operations. Non-cash activity as shown in the Consolidated Statement of Cash Flows represents exchange of Members’ Interest between the TI1 Fund and W Fund.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

9.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2014

10. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

11. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted the following:

On September 26, 2014, the Master Fund announced a tender offer to repurchase up to $132,000,000 of outstanding Interests from Members. The net asset value of the Interests will be calculated for this purpose on December 31, 2014. The tender offer expired October 27, 2014.

Subsequent to September 30, 2014, the Master Fund received additional capital subscriptions from the Feeder Funds in the amount of $1,905,279.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (W), LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 5, 2014
Scott J. Lederman

By:	/s/ Zachary D. Weber	Chief Financial Officer and Treasurer	December 5, 2014
Zachary D. Weber